Litigation And Contingencies	12 Months Ended
Dec. 31, 2011
Litigation And Contingencies [Abstract]
Litigation And Contingencies
Litigation and Contingencies
The Company is involved in legal proceedings in the ordinary course of its business. These proceedings include claims for damages arising out of use of the Company’s products, allegations of infringement of intellectual property, commercial disputes and employment matters, as well as environmental matters. Some of the legal proceedings include claims for punitive as well as compensatory damages, and certain proceedings may purport to be class actions.
The Company, using current product sales data and historical trends, actuarially calculates the estimate of its exposure for product liability. The Company has product liability reserves of $39.7 million and $42.3 million as of December 31, 2011 and 2010, respectively. The Company is insured for product liability claims for amounts in excess of established deductibles and accrues for the estimated liability as described up to the limits of the deductibles. All other claims and lawsuits are handled on a case-by-case basis.
The Company is currently a party to two purported state class actions and one purported national Canadian class action. The cases include allegations that a certain model car seat sold by an affiliate of the Company did not satisfy all requisite government safety standards. The Company is vigorously defending all three actions.
In July 2007, the Company acquired all of the outstanding equity interests of PSI Systems, Inc. (“Endicia”), provider of DYMO|Endicia Internet Postage. Endicia was party to a lawsuit against it alleging patent infringement which was filed on November 22, 2006 in the U.S. District Court for the Central District of California. In this case, Stamps.com sought unspecified damages, attorneys’ fees and injunctive relief in order to prevent Endicia from continuing to engage in activities that are alleged to infringe on Stamps.com’s patents. In 2010, the Court entered judgment in favor of the Company terminating the action on summary judgment, and on June 15, 2011, the U.S. Court of Appeals for the Federal Circuit affirmed that judgment. Stamps.com’s petition for a rehearing before the Federal Circuit panel was denied, and Stamps.com has no further right of appeal. A separate case, in which Endicia and Stamps.com each claim infringement of different patents, remains pending in the same trial court as the first proceeding and is scheduled to commence trial in March 2012. There can be no assurance the Company will be successful in defending itself in this matter.
The City of Sao Paulo’s Green and Environmental Office (the “Sao Paulo G&E Office”) is seeking fines of up to approximately $4.0 million related to alleged improper storage of hazardous materials at the Company’s tool manufacturing facility located in Sao Paulo, Brazil. The Company has obtained a stay of enforcement of a notice of fine due October 1, 2009 issued by the Sao Paulo G&E Office. The Company plans to continue to contest the fines.
The Company (through two of its affiliates) has been involved in litigation originally filed in June 2008 in the U.S. District Court for the Western District of North Carolina with Worthington Industries, Inc. (“Worthington”) over breach of a supply contract and price increases levied by Worthington after having wrongfully terminated the contract prior to its expiration. In February 2010, a jury determined that Worthington: (a) breached the supply agreement; (b) illegally traded upon the goodwill of the Company; and (c) committed deceptive trade practices in violation of relevant laws. The jury awarded damages of $13.0 million to the Company, and the Company was subsequently awarded an additional $2.8 million in pre-judgment interest and attorneys’ fees. In conjunction with the sale of the Company’s hand torch and solder business to Worthington, the parties agreed to settle all claims. See Footnote 2 for further details.
As of December 31, 2011, the Company was involved in various matters concerning federal and state environmental laws and regulations, including matters in which the Company has been identified by the U.S. Environmental Protection Agency and certain state environmental agencies as a potentially responsible party (“PRP”) at contaminated sites under the Federal Comprehensive Environmental Response, Compensation and Liability Act (“CERCLA”) and equivalent state laws.
In assessing its environmental response costs, the Company has considered several factors, including the extent of the Company’s volumetric contribution at each site relative to that of other PRPs; the kind of waste; the terms of existing cost sharing and other applicable agreements; the financial ability of other PRPs to share in the payment of requisite costs; the Company’s prior experience with similar sites; environmental studies and cost estimates available to the Company; the effects of inflation on cost estimates; and the extent to which the Company’s, and other parties’, status as PRPs is disputed.
The Company’s estimate of environmental response costs associated with these matters as of December 31, 2011 ranged between $21.6 million and $25.6 million. As of December 31, 2011, the Company had a reserve of $21.9 million for such environmental remediation and response costs in the aggregate, which is included in other accrued liabilities and other noncurrent liabilities in the Consolidated Balance Sheet. No insurance recovery was taken into account in determining the Company’s cost estimates or reserve, nor do the Company’s cost estimates or reserves reflect any discounting for present value purposes, except with respect to certain long-term operations and maintenance CERCLA matters, which are estimated at their present value of $18.7 million by applying a 5% discount rate to undiscounted obligations of $26.7 million.
Because of the uncertainties associated with environmental investigations and response activities, the possibility that the Company could be identified as a PRP at sites identified in the future that require the incurrence of environmental response costs and the possibility that sites acquired in business combinations may require environmental response costs, actual costs to be incurred by the Company may vary from the Company’s estimates.
Although management of the Company cannot predict the ultimate outcome of these proceedings with certainty, it believes that the ultimate resolution of the Company’s proceedings, including any amounts it may be required to pay in excess of amounts reserved, will not have a material effect on the Company’s consolidated financial statements.
In the normal course of business and as part of its acquisition and divestiture strategy, the Company may provide certain representations and indemnifications related to legal, environmental, product liability, tax or other types of issues. Based on the nature of these representations and indemnifications, it is not possible to predict the maximum potential payments under all of these agreements due to the conditional nature of the Company’s obligations and the unique facts and circumstances involved in each particular agreement. Historically, payments made by the Company under these agreements did not have a material effect on the Company’s business, financial condition or results of operations.

As of December 31, 2011, the Company had $46.5 million in standby letters of credit primarily related to the Company's self-insurance programs, including workers' compensation, product liability and medical.